Operating segments - Major customers (Details) - customer	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of operating segments
Number of customers exceeding ten percent of revenue	1	1	1
Major customer One | PS
Disclosure of operating segments
Percentage of entity's revenue	16.30%	13.00%	10.30%